UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH         45247

(Address of principal executive offices)  (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:        513-661-3100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2007

Common Stocks	Shares	Dollar Value

Materials
Air Products And Chemicals, Inc.	4,080	398,861
Total Materials: 2.1%		$398,861

Industrials
Danaher Corporation	4,575	378,398
Emerson Electric Company	11,090	590,210
General Electric Company	17,730	734,022
L-3 Communications Holdings Inc	3,530	360,554
3M Company	3,910	365,898
United Parcel Service - Class B	4,940	370,994
Total Industrials: 15.1%		$2,800,076

Telecom Services
Verizon Communications	8,300	367,524
Total Telecom Services: 2.0%		$367,524

Consumer Staples
Cadbury Schweppes PLC**	12,135	564,520
Kellogg Company	6,205	347,480
Kraft Foods Inc.	10,830	373,743
Pepsico, Incorporated	4,765	349,084
Procter & Gamble Company	10,720	754,045
Wal-Mart Stores, Inc.	11,900	519,435
Total Consumer Staples: 15.7%		$2,908,307

Consumer Discretionary
Comcast Corporation Class A Special*	15,450	370,180
Staples, Inc.	17,450	375,001
Target Corporation	5,883	373,982
Total Consumer Discretionary: 6.0%		$1,119,163

Energy
Chesapeake Energy Corporation	10,545	371,817
ConocoPhillips	4,565	400,670
Chevron Corporation	8,235	770,631
Exxon Mobil Corporation	6,230	576,649
Total Energy: 11.4%		$2,119,767

Financial Services
AFLAC Incorporated	6,510	371,330
American International Group, Inc.	10,919	738,670
Allstate Corporation	6,485	370,877
B B & T Corporation	8,860	357,855
Bank of New York Co., Inc.	13,284	586,356
Cincinnati Financial Corporation	6,555	283,897
Citigroup, Inc.	11,579	540,392
Total Financial Services: 17.5%		$3,249,377

Healthcare
Abbot Laboratories	10,420	558,720
Bectin, Dickinson & Company	4,410	361,841
Bristol-Myers Squibb Company	19,315	556,658
Hologic, Inc.*	3,400	207,400
Johnson & Johnson	5,605	368,249
Novartis Ag-ADR**	9,950	546,852
Roche Holdings Limited - ADR**	3,960	356,796
Total Healthcare: 15.9%		$2,956,516

Information Technology
Cisco Systems, Inc.*	12,395	410,645
Microsoft Corporation	12,285	361,916
Total Information Technology: 4.1%		$772,561

Utilities
Dominion Resources	3,915	330,035
Exelon Corporation	4,700	354,192
Southern Company	14,710	533,679
Total Utilities: 6.6%		$1,217,906

Total Common Stocks: 96.4%		$17,910,058
(Common Stock Identified Cost $16,315,099)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 3.63% yield ***		$815,336
Total Cash Equivalents: 4.4%		815,336
(Cash Equivalents Identified Cost $815,336)

Total Portfolio Value: 100.8%		$18,725,394
(Total Portfolio Identified Cost $17,130,435)

Other Assets Less Liabilities: -0.8%		$(151,917)

Total Net Assets: 100.0%		$18,573,477

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate at September 30, 2007.

GROWTH FUND	Portfolio of Investments as of September 30, 2007

Common Stocks	Shares	Dollar Value

Consumer Discretionary
Coach, Inc.*	10,270	485,463
Comcast Corporation Class A Special*	58,800	1,408,842
Staples, Inc.	63,830	1,371,707
Target Corporation	16,600	1,055,262
Total Consumer Discretionary: 8.0%		$4,321,274

Consumer Staples
Cadbury Schweppes PLC**	22,000	1,023,440
Pepsico, Incorporated	15,700	1,150,182
Procter & Gamble Company	31,800	2,236,812
Walgreen Company	23,000	1,086,520
Total Consumer Staples: 10.1%		$5,496,954

Energy
Chesapeake Energy Corporation	33,800	1,191,788
Core Labratories N.V.	8,800	1,121,032
Chevron Corporation	19,085	1,785,974
Nabors Industries, Incorporated*	27,600	849,252
Transocean*	9,800	1,107,890
Schlumberger LTD.	22,200	2,331,000
Total Energy: 15.5%		$8,386,936

Financial Services
AFLAC	30,190	1,722,038
American International Group, Inc.	24,125	1,632,056
Bank of New York Co., Inc.	23,585	1,041,042
Citigroup, Inc.	29,100	1,358,097
J.P. Morgan Chase & Company	23,900	1,095,098
Total Financial Services: 12.6%		$6,848,331

Health Care
Covance, Inc.*	14,050	1,094,495
Gilead Sciences Inc.*	42,200	1,724,714
Hologic, Inc.*	29,500	1,799,500
Novartis AG- ADR**	29,800	1,637,808
Roche Holdings Limited - ADR**	17,400	1,567,740
Total Health Care: 14.4%		$7,824,257

Industrials
Boeing Company	16,400	1,721,836
Caterpillar Tractor Company	12,500	980,375
Danaher Corporation	21,560	1,783,228
Emerson Electric Company	44,800	2,384,256
General Electric Company	55,690	2,305,566
L-3 Communications Holdings Inc.	10,400	1,062,256
Total Industrials: 18.9%		$10,237,517

Information Technology
Akamai Technologies*	44,550	1,279,921
Adobe Systems Inc.*	24,500	1,069,670
Autodesk, Inc.*	34,300	1,713,971
Cisco Systems, Inc.*	65,260	2,162,057
Microsoft Corporation	36,300	1,069,398
Texas Instruments, Inc.	30,900	1,130,631
Total Information Technology: 15.5%		$8,425,648

Materials
Air Products and Chemicals, Inc.	12,000	1,173,120
BHP Billiton LTD ADR**	8,300	652,380
Total Materials: 3.4%		$1,825,500

Utilities
Exelon Corporation	14,000	1,055,040
Total Utilities: 1.9%		$1,055,040

Total Common Stocks: 100.3%		$54,421,457
(Common Stock Identified Cost $45,453,789)

Total Portfolio Value: 100.3%		$54,421,457
(Total Portfolio Identified Cost $45,453,789)

Liabilities in Excess of Other Assets: -0.3%		$(166,228)

Total Net Assets: 100.0%		$54,255,229

* Non-income producing security.
** American Depository Receipt.

DYNAMIC GROWTH FUND	Portfolio of Investments as of September 30, 2007

Common Stocks	Shares	Dollar Value

Materials
BHP Billiton Ltd ADR **	3,750	294,750
Total Materials: 2.5%		$294,750

Industrials
Boeing Company	3,560	373,764
Caterpillar Tractor Company	4,550	356,857
Dover Corporation	4,800	244,560
General Cable*	3,900	261,768
L-3 Communications Holdings Inc	2,045	208,876
Total Industrials: 12.1%		$1,445,825

Consumer Staples
Procter & Gamble Company	5,390	379,133
Walgreen Company	5,080	239,979
Total Consumer Staples: 5.2%		$619,112

Consumer Discretionary
Buffalo Wild Wings*	9,700	365,884
Comcast Corporation Class A Special*	14,807	354,774
Coach, Inc.*	4,590	216,969
Dick's Sporting Goods, Inc.*	3,470	233,011
Total Consumer Discretionary: 9.8%		$1,170,638

Energy
Core Laboratories N.V.	2,250	286,627
Nabors Industries, Incorporated*	6,990	215,082
Transocean	2,200	248,710
Schlumberger LTD	4,530	475,650
Total Energy: 10.3%		$1,226,069

Financial Services
American International Group, Inc.	3,410	230,686
Bank of New York Co., Inc.	5,366	236,855
Merrill Lynch and Company, Inc.	4,625	329,670
Total Financial Services: 6.7%		$797,211

Healthcare
Allergan, Inc.	5,870	378,439
Accuray Inc.*	9,960	173,902
Celgene Corp*	3,500	249,585
Covance, Inc.*	3,141	244,684
Gilead Sciences Inc.*	11,590	473,683
Hologic, Inc.*	6,580	401,380
Novartis Ag-ADR**	3,980	218,741
Roche Holdings Limited - ADR**	3,685	332,018
Vertex Pharm*	6,915	265,605
Total Healthcare: 23.0%		$2,738,037

Information Technology
Akamai Technologies*	7,120	204,558
Adobe Systems Inc.*	5,400	235,764
Autodesk, Inc.*	7,510	375,275
Broadcom Corp*	7,040	256,538
Cisco Systems, Inc.*	14,370	476,077
Cognizant Technology Solutions Corp.*	4,600	367,034
Divx, Inc.	12,370	183,942
Google Inc. - Class A*	455	258,108
Memc Electronic Materials	3,700	217,782
Microsoft Corporation	6,780	199,739
Quality Systems*	6,720	246,154
Texas Instruments, Inc.	6,550	239,664
Total Information Technology: 27.3%		$3,260,635

Total Common Stocks: 98.8%		$11,552,277
(Common Stock Identified Cost $10,493,647)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 3.63% yield ***		$369,942
Total Cash Equivalents: 1.2%		369,942
(Cash Equivalents Identified Cost $369,942)

Total Portfolio Value: 100.0%		$11,922,219
(Total Portfolio Identified Cost $10,863,589)

Other Assets Less Liabilities: 0.0%		$(4,254)

Total Net Assets: 100.0%		$11,917,965

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate at September 30, 2007.

DISCIPLINED LARGE-CAP FUND	Portfolio of Investments as of September 30, 2007

Common Stocks	Shares	Dollar Value

Materials
Alcoa, Inc.	3,000	117,360
Allegheny Technologies Incorporated	1,000	109,950
Ball Corporation	2,100	112,875
Freeport McMoran Copper & Gold	2,599	272,609
Nucor Corporation	1,600	95,152
United States Steel Corporation	1,500	158,910
Total Materials: 7.8%		$866,856

Industrials
Allied Waste Industries, Inc.*	8,400	107,100
Boeing Company	1,100	115,489
Caterpillar Tractor Company	1,500	117,645
Cummins Engine, Incorporated	1,780	227,644
CSX Corporation	2,440	104,261
Eaton Corporation	1,180	116,867
Fluor Corporation*	900	129,582
L-3 Communications Holdings Inc	1,080	110,311
Lockheed Martin Corporation	1,060	114,999
Northrop Grumman	1,390	108,420
Precision Castparts Corporation	800	118,384
Parker Hannifin Corporation	1,390	155,444
Union Pacific Corporation	910	102,885
Total Industrials: 14.6%		$1,629,031

Consumer Staples
Dean Foods Company*	3,500	89,530
Kroger Company	3,700	105,524
Super Valu	2,400	93,624
Safeway Incorporated	3,200	105,952
Tyson Foods Incorporated	5,100	91,035
Total Consumer Staples: 4.3%		$485,665

Consumer Discretionary
Big Lots, Inc.*	4,800	143,232
Circuit City Stores, Incorporated	5,490	43,426
Carnival Corporation	2,090	101,219
Comcast Corporation - Class A*	4,850	117,273
Coach, Inc.*	2,100	99,267
Walt Disney Company	2,900	99,731
Goodyear Tire & Rubber Company*	3,200	97,312
Interpublic Group of Companies*	9,900	102,762
News Corporations Inc. - Class A	4,800	105,552
Office Max Incorporated	2,000	68,540
Polo Ralph Lauren Corporation	1,200	93,300
Staples, Inc.	4,400	94,556
Time Warner Inc.	4,500	82,620
Whirlpool Corporation	1,180	105,138
Total Consumer Discretionary: 12.1%		$1,353,928

Energy
Chesapeake Energy Corporation	2,900	102,254
Ensco International, Inc.	2,000	112,200
Halliburton Company	3,300	126,720
Noble Corporation	2,300	112,815
National-Oilwell Varco Inc.*	1,300	187,850
Transocean*	1,100	124,355
Schlumberger Ltd.	1,240	130,200
Williams Companies Inc	3,200	108,992
Total Energy: 9.0%		$1,005,386

Financial Services
XTO Energy	1,900	117,496
American Capital Strategies	2,600	111,098
ACE	1,800	109,026
Assurant, Inc.	2,000	107,000
CB Richard Ellis Group, Inc.*	3,300	91,872
Host Hotels & Resorts, Inc.	3,900	87,516
Janus Capital Group Inc.	3,980	112,554
J.P. Morgan Chase & Company	2,600	119,132
Keycorp	3,400	109,922
Lincoln National Corporation	1,400	92,358
Moody's Corporation	1,900	95,760
Marshall & Ilsley Corp	1,620	70,907
Prologis Trust	2,090	138,672
Prudential Financial, Inc.	1,200	117,096
Synovus Financial Corporation	2,410	67,601
The Travelers Companies, Inc.	2,100	105,714
Unumprovident Corporation	4,500	110,115
Wachovia Corporation	2,100	105,315
XL Capital LTD - Class A	1,400	110,880
Total Financial Services: 17.7%		$1,980,034

Healthcare
Amerisourcebergen Corporation	2,120	96,100
Celgene Corp*	1,900	135,489
Humana Incorporated*	2,220	155,134
King Pharmaceuticals, Inc.*	6,700	78,524
McKesson HBOC, Inc.	2,110	124,047
Medco Health Solutions, Inc.*	1,400	126,546
Perkinelmer, Inc.	3,900	113,919
Schering-Plough Corporartion	3,400	107,542
United HealthCare Corp	1,900	92,017
Total Healthcare: 9.2%		$1,029,318

Information Technology
Apple Computer, Incorporated*	1,100	168,817
Altera Corporation	4,900	117,992
Applied Materials, Incorporated	5,300	109,710
Ciena Corporation*	3,000	114,240
Cisco Systems, Inc.*	4,800	159,023
Cognizant Technology Solutions Corporation*	1,200	95,748
Convergys Corporation*	4,500	78,120
DirecTV Group, Inc.*	4,100	99,548
Electronic Data Systems Corporation	4,630	101,119
Hewlett-Packard Company	2,430	120,990
Jabil Circuit, Inc.	4,560	104,150
JDS Uniphase Corp*	7,900	118,184
KLA-Tencor Corporation	2,100	117,138
Novell Inc.*	14,000	106,960
NVIDIA Corp.*	4,800	173,952
Novellus Systems, Inc.*	3,400	92,684
Solectron Corporation*	30,800	120,120
Teradyne*	5,700	78,660
MEMC Electronic Materials*	1,800	105,948
Total Information Technology: 19.6%		$2,183,103

Utilities
Xerox	6,100	105,774
Constellation Energy Group	1,810	155,280
Centerpoint Energy Incorporated	6,340	101,630
Dynegy Inc.*	12,700	117,348
Teco Energy, Incorporated	6,000	98,580
Total Utilities: 5.2%		$578,612

Total Common Stocks: 99.5%		$11,111,933
(Common Stock Identified Cost $10,061,162)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 3.63% yield **		$54,344
Total Cash Equivalents: 0.5%		54,344
(Cash Equivalents Identified Cost $54,344)

Total Portfolio Value: 100.0%		$11,166,277
(Total Portfolio Identified Cost $10,115,506)

Other Assets Less Liabilities: 0.0%		$1,063

Total Net Assets: 100.0%		$11,167,340

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate at September 30, 2007.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of September 30, 2007

Common Stocks	Shares	Dollar Value

Consumer Discretionary
Brinker International, Inc.	30,750	843,780
Interpublic Group of Companies*	57,200	593,736
American Eagle Outfitters	25,600	673,536
Big Lots, Inc.*	21,600	644,544
The Cheesecake Factory Incorporated*	25,200	591,444
Clear Channel Outdoor Holdings, Inc.*	25,800	657,900
Coach, Inc.	13,900	657,053
Dick's Sporting Goods, Inc.*	12,500	839,375
Echostar Communications*	17,800	833,218
Office Max Incorporated	14,900	510,623
Polo Ralph Lauren Corporation	7,700	598,675
Ross Stores, Inc.	19,800	507,672
TRW Automotive Holdings Corp.*	17,500	554,400
Whirlpool Corporation	8,900	792,990
Total Consumer Disctretionary: 10.2%		$9,298,946

Consumer Staples
NBTY, Inc.*	15,300	621,180
Rite Aid Corporation*	176,000	813,120
Smithfield Foods, Inc.*	20,700	652,050
Tyson Foods Incorporated	30,200	539,070
Total Consumer Staples: 2.9%.		$2,625,420

Energy
Chesapeake Energy Corporation	29,300	1,033,118
Ensco International, Inc.	15,700	880,770
Global Industries LTD*	40,100	1,032,976
Grant Prideco Inc.*	12,900	703,308
Global Sante Fe Corporation	8,900	676,578
Helmerich & Payne, Incorporated	21,400	702,562
Massey Energy Company	24,200	528,044
Noble Corporation	13,200	647,460
National-Oilwell Varco Inc.*	8,000	1,156,000
Overseas Shipping Group, Incorporated	8,300	637,689
Price International*	17,500	639,625
Patterson-Uti Energy, Inc.	20,700	467,199
Plains Exploration & Production Company*	15,500	685,410
Superior Energy Services, Inc.*	23,000	815,120
Tidewater Inc.	15,900	999,156
Tetra Technologies, Inc.*	31,100	657,454
Williams Companies Inc.	19,600	667,576
W&T Offshore, Inc.	27,600	672,888
Total Energy: 14.9%		$13,602,933

Industrials
AMR Corporation*	40,400	900,516
Cummins Engine, Incorporated	21,000	2,685,690
CSX Corporation	15,000	640,950
Gardner Denver*	19,200	748,800
Harsco Corporation	12,700	752,729
L-3 Communications Holdings Inc	10,000	1,021,400
Manpower, Inc.	13,300	855,855
MSC Industrial Direct	12,300	622,257
Manitowoc Company, Inc.	23,600	1,045,008
Oshkosh Truck Corporation	10,500	650,685
Precision Castparts Corporation	6,300	932,274
Parker Hannifin Corporation	11,000	1,230,130
Steelcase, Inc.	46,000	827,080
SPX Corporation	7,500	694,200
Trinity Industries	20,700	777,078
UAL Corporation*	25,800	1,200,474
United Rentals Incorporated*	22,600	727,042
Total Industrials: 17.9%		$16,312,168

Telecomm Services
Telephone and Data Systems, Inc.	14,300	947,375
US Cellular Corp*	9,200	904,268
Total Telecomm Services: 2.0%		$1,851,643

Materials
Ball Corporation	12,800	688,000
Crown Holdings Incorporated*	28,700	653,212
Cleveland-Cliffs, Incorporated	9,000	791,730
Commercial Metals Company*	19,300	610,845
Huntsman Corporation	30,700	813,243
Reliance Steel & Aluminum Co.	19,100	1,079,914
Smurfit-Stone Container Corporation*	57,700	673,936
United States Steel Corporation	9,000	953,460
Total Materials: 6.9%		$6,264,340

Financial Services
American Capital Strategies	20,450	873,829
Americredit Corporation*	34,125	599,917
Assurant, Inc.	11,600	620,600
First Marblehead Corporation	14,100	534,813
HCC Insurance Holdings Inc	24,375	698,100
Host Hotels & Resorts, Inc.	25,100	563,244
Intercontinental Exchange, Inc.*	5,100	774,690
Hudson City Bancorp, Inc.	60,000	922,800
Jones Lang LaSalle Incorporated	7,900	811,804
Mastercard, Inc.	4,500	665,865
Nationwide Financial Services, Inc.	17,700	952,614
Philadelphia Consol*	16,300	673,842
Prologis Trust	9,500	630,325
Synovus Financial Corporation	25,700	720,885
W.R. Berkley Corporation	33,750	1,000,013
CB Richard Ellis Group, Inc.*	19,700	548,448
Colonial Prop Trust	19,100	655,130
Eaton Vance Corp.	16,500	659,340
Weingarten Realty Investors	13,900	576,294
XL Capital LTD - Class A	8,000	633,600
Total Financial Services: 15.5%		$14,116,153

Health Care
Amerisourcebergen Corporation	20,000	906,600
Community Health Systems Inc.*	22,700	713,688
Humana Incorporated*	9,800	684,824
Kinetic Concepts*	10,500	590,940
Millenium pharmaceuticals*	62,700	636,405
WebMd Health Corp.*	15,900	828,390
Wellcare Health Plans Inc.*	12,500	1,317,875
Total Health Care: 6.2%		$5,678,722

Information Technology
Avnet Inc.*	16,500	657,690
AVX Corporation	47,200	759,920
Brocade Communication Systems, Inc.*	82,600	707,056
Ciena Corporation*	16,400	624,512
Commscope*	11,600	582,784
Cypress Semiconductor*	26,400	771,144
Dolby Laboratories Inc.*	32,900	1,145,578
Electronic Data Systems Corp	30,500	666,120
Harris Corporation	13,400	774,386
KLA-Tencor Corporation	12,100	674,938
Lam Research Corporation*	28,000	1,491,280
MEMC Electronic Materials Inc.*	23,800	1,400,868
Novell Inc.*	89,400	683,016
Novellus Systems, Inc.*	23,100	629,706
Navteq	17,700	1,380,069
Riverbend Technology,Inc.*	15,000	605,850
NVIDIA Corp*	32,400	1,174,176
Solectron Corporation*	200,000	780,000
Synopsys, Inc.	24,800	671,584
Trimble Navigation Limited*	17,400	682,254
Varian Semiconductor Equipment*	16,700	893,784
Western Digital Corporation*	58,500	1,481,220
Total Information Technology: 21.0%		$19,237,935

Utilities
Constellation Energy Group	15,500	1,329,745
Dynegy Inc.*	73,500	679,140
Total Utilities: 2.2%		$2,008,885

Total Common Stocks: 99.7%		$90,997,145
(Common Stock Identified Cost $73,180,045)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 3.63% yield **		259,923
Total Cash Equivalents: 0.3% .		$259,923
(Cash Equivalents Identified Cost $259,923)

Total Portfolio Value: 100.0%		$91,257,068
(Total Portfolio Identified Cost $73,439,968)

Liabilities in Excess of Other Assets: 0.0%		$(7,129)

Total Net Assets: 100.0%		$91,249,939

* Non-income producing security
** Variable rate security, the coupon rate shown represents the rate as of September 30, 2007.

DISCIPLINED SMALL-CAP FUND	Portfolio of Investments as of September 30, 2007

Common Stocks	Shares	Dollar Value

Materials
Brush Wellman Incorporated*	2,800	145,292.00
Cf Industries Holdings, Inc.	1,400	106,274.00
Greif Brothers Corporation	1,340	81,311.20
Kaiser Aluminum Corporation	1,200	84,684.00
Metal Management, Inc.	1,700	92,140.00
Polyone Corporation*	5,240	39,142.80
U.S. Concrete, Inc.*	9,200	60,628.00
Ryerson Inc.	2,300	77,602.00
Schulman (A.) Inc.	3,700	73,001.00
Terra Industries, Inc.*	4,700	146,922.00
Total Materials: 8.1%		$906,997

Industrials
Accuride Corporation*	5,760	69,753.60
Smith Corporation, A.O.	1,070	46,951.60
Apogee Enterprises, Inc.	3,000	77,820.00
American Railcar Industries, Inc.	3,800	83,676.00
On Assignment, Inc.*	7,800	72,852.00
Astec Industries*	1,400	80,430.00
Barnes Group Incorporated	3,500	111,720.00
Baker (Michael) Corporation*	1,700	83,317.00
CBIZ, Inc. (Formerly Century Business Services)*	6,700	53,265.00
CPI International, Inc.*	4,400	83,644.00
Diamond Management & Technology Consultants, Inc.	7,000	64,400.00
FTD Group, Inc.	4,400	65,472.00
Greenbrier	2,600	69,446.00
Heico	2,200	108,592.00
Horizon Lines Inc.	2,700	82,431.00
Home Solutions Of America, Inc.*	24,700	83,733.00
Hub Group, Inc. - Class A*	2,480	74,474.40
Huron Consulting Group Inc.*	1,300	94,406.00
Interline Brands, Inc.*	3,200	73,568.00
Knoll, Inc.	3,500	62,090.00
Perini Corporation*	3,000	167,790.00
Pinnacle Airlines*	4,400	70,488.00
Rush Enterprises, Inc. -- Class A*	3,940	99,879.00
Sun Hydraulics Corporation	3,100	98,796.69
TBS International Ltd.*	2,500	103,125.00
Trico Marine Services, Inc.*	2,200	65,560.00
Total Industrials: 19.2%		$2,147,680

Consumer Staples
Darling Int'l*	13,700	135,493.00
Mannatech Incorporated	3,300	26,730.00
Pilgrim's Pride	2,300	79,879.00
Sanderson Farms, Inc.	1,900	79,173.00
Spartan Stores, Inc.	4,200	94,626.00
Total Consumer Staples: 3.7%		$415,901

Consumer Discretionary
Buffalo Wild Wings*	2,000	75,440.00
Core-Mark Holding Company, Inc.*	2,200	77,506.00
DSW Inc.*	1,650	41,530.50
Exlservice Holdings Inc.*	4,300	91,418.00
1-800-Flowers.Com*	11,500	133,285.00
G-III Apparel Group, Ltd.*	5,300	104,357.00
GSI Commerce*	3,700	98,420.00
Heelys, Inc.*	3,400	27,098.00
Jakks Pacific, Inc.*	3,100	82,801.00
J. Crew Group, Inc.*	1,600	66,400.00
Maidenform Brands, Inc.*	5,200	82,576.00
Noble International, Ltd.	4,100	87,289.00
Premier Exhibitions Inc*	5,000	75,400.00
Sturm Ruger & Co*	4,500	80,595.00
Stoneridge*	7,300	74,460.00
Smith & Wesson Holding Corporation*	9,300	177,537.00
Total Consumer Discretionary: 12.3%		$1,376,113

Energy
Allis-Chalmers Energy Inc.*	3,900	73,866.00
ATP Oil & Gas Corporation*	1,800	84,654.00
Complete Production Services, Inc.*	3,300	67,584.00
Dawson Geophysical Company*	1,000	77,510.00
Flotek Industries, Inc.*	2,700	119,205.00
Gulf Island Fabrica	2,000	76,780.00
Gulfmark Offshore, Inc.*	1,500	72,990.00
GMX Resources Inc.*	2,400	77,208.00
Gulfport Energy Corporation*	4,300	101,738.00
Lufkin Industries	1,200	66,024.00
Matrix Service*	4,600	96,370.00
Natco Group Inc.*	2,900	150,075.00
Oil States International, Inc.*	1,140	55,062.00
Rosetta Resources, Inc.*	3,500	64,190.00
Total Energy: 10.6%		$1,183,256

Financial Services
Advanta Corp.	2,160	59,227.20
Strategic Hotels & Resorts, Inc.	3,600	74,124.00
Crawford And Company - Class B*	13,300	84,588.00
Delphi Financial Group, Inc.	1,155	46,685.10
Hersha Hospitality Trust	7,200	71,280.00
MCG Capital	3,800	54,682.00
Marketaxess Holdings, Inc.*	4,700	70,500.00
Tower Group, Inc.	2,690	70,424.20
Universal Amer Financial*	3,200	72,992.00
Total Financial Services: 5.4%		$604,503

Healthcare
Align Technology*	3,200	81,056.00
Cubist Pharmaceuticals, Inc.*	3,300	69,729.00
Cynosure, Inc.*	2,600	95,940.00
Cypress Bioscience*	6,500	88,985.00
Healthextras*	3,000	83,490.00
K-V Pharmaceutical Company - Class A*	3,400	97,240.00
Medical Action Inds*	3,200	75,712.00
Medicines Company*	3,100	55,211.00
Omnicell*	3,000	85,620.00
Phase Forward*	4,200	84,042.00
Providence Service Corporation*	2,600	76,336.00
Sun Healthcare Group, Inc.*	6,900	115,299.00
Viropharma Inc*	8,200	72,980.00
Total Healthcare: 9.8%		$1,081,640

Information Technology
Amkor Technology*	9,900	114,048.00
Anadigics, Inc.*	9,400	169,952.00
Authorize.Net Holdings Inc.*	4,300	75,809.00
Asyst Technology*	12,700	67,183.00
Atheros Communications*	3,400	101,898.00
Avanex Corp*	37,800	61,992.00
Syntax-Brillian Corp.*	18,200	74,074.00
Cybersource Corporation*	6,200	72,478.00
Igate*	9,000	77,130.00
Interactive Intelligence, Inc.*	3,800	72,200.00
Interwoven*	7,800	110,994.00
JDA Software Group*	3,600	74,376.00
Kulicke & Soffa Industries, Inc.*	11,500	97,520.00
Knot, Inc.*	3,600	76,536.00
MIPS Technologies Inc Class A*	9,500	75,050.00
Mattson Technology*	7,700	66,605.00
Mastec, Inc.*	5,000	70,350.00
Novatel Wireless*	4,100	92,865.00
Network Equipment*	7,000	101,500.00
On Semiconductor Corp*	9,700	121,832.00
Oplink Communications, Inc.*	4,650	63,519.00
Opnext, Inc.*	7,200	83,520.00
Pericom Semiconductor Corporation*	9,600	112,512.00
Rf Micro Devices, Inc.*	9,900	66,627.00
Silicon Graphics, Incorporated*	3,000	59,250.00
Sigma Designs, Inc.*	3,400	164,016.00
Silicon Image*	8,300	42,745.00
Sirenza Microdevices, Inc.*	12,800	221,312.00
Silicon Storage Technology*	20,400	65,688.00
Technitrol Inc.	4,100	110,495.00
Trident Microsys*	2,980	47,352.20
TTM Technologies, Inc.*	8,300	96,031.00
Ultimate Software*	2,900	101,210.00
Vasco Data Security International, Inc.*	3,900	137,709.00
Vignette Corporation*	4,000	80,280.00
Vocus, Inc.*	3,600	105,264.00
Total Information Technology: 29.9%		$3,331,922

Total Common Stocks: 99.0%		$11,048,011
(Common Stock Identified Cost $9,823,205)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 3.63% yield **		116,774
Total Cash Equivalents: 1.0%		$116,774
(Cash Equivalents Identified Cost $116,774)

Total Portfolio Value: 100.0%		$11,164,785
(Total Portfolio Identified Cost $9,939,979)

Liabilities in Excess of Other Assets: 0.0%		$(2,965)

Total Net Assets: 100.0%		$11,161,820

* Non-income producing security
** Variable rate security, the coupon rate shown represents the rate as of September 30, 2007.

REALTY FUND	Portfolio of Investments as of September 30, 2007

Common Stocks	Shares	Dollar Value
Apartments
Apartment Investment and Management, Co. - A	3,900	176,007
Archstone Smith Trust	10,688	642,776
Avalon Bay Communities, Inc.	4,792	565,744
BRE Properties, Inc. Class A	3,500	195,755
Camden Property Trust	3,500	224,875
Equity Residential Properties Trust	15,450	654,462
Essex Property Trust, Inc.	1,870	219,856
Home Properties of NY	2,000	104,360
United Dominion Realty Trust, Inc.	10,000	243,200
Total Apartments: 18.1%		$3,027,035

Diversified
Lexington Corporate Properties Trust	6,000	120,060
Vornado Realty Trust	7,300	798,255
Total Diversified: 5.5%		$918,315

Financial Services
Lasalle Hotel	5,500	231,440
Total Financial Services: 1.4%		$231,440

Health Care
Health Care Property Investors	11,800	391,406
Health Care Reit	6,200	274,288
Total Health Care: 4.0%		$665,694

Lodging and Hotels
Host Hotels and Resorts	31,397	704,549
Hospitality Property	5,800	235,770
Health Care Realty Trust, Inc.	2,800	74,648
Senior Housing Properties Trust	6,500	143,390
Brandywine Realty Trust	3,000	75,930
Starwood Hotels & Resorts Worldwide, Inc.	2,600	157,950
Total Lodging and Hotels: 8.3%		$1,392,237

Materials
Plum Creek Timber Co., Inc.	13,000	581,880
Total Materials: 3.5%		$581,880

Office and Industrial
Alexandria Real Estate	3,000	288,780
AMB Property Corporation	5,700	340,917
Boston Properties, Inc.	9,375	974,062
Biomed Realty Trust	9,000	216,900
Duke Realty Corp.	9,860	333,367
Mack-Cali Realty Trust	4,795	197,075
Kilroy Realty Corporation	3,545	214,933
Liberty Property Trust	8,630	347,012
Prologis Trust	12,380	821,413
Total Office and Industrial: 22.3%		$3,734,459

Retail
CBL & Associates Properties	6,000	210,300
National Retail Properties Inc.	13,000	316,940
Developers Diversified Realty Corp	8,325	465,118
Equity One	7,000	190,400
General Growth Properties	12,705	681,242
Kimco Realty Corporation	15,767	712,826
Macerich Company	3,330	291,641
Regency Centers Corporation	5,575	427,881
Simon Property Group, Inc.	10,788	1,078,800
Tanger Factory Outlet Centers	4,100	166,419
Taubman Centers	3,000	164,250
SL Green Realty Corp	3,067	358,134
Weingarten Realty Investors	5,413	224,423
Total Retail: 31.6%		$5,288,374

Storage
Public Storage, Inc.	9,600	755,040
Total Storage: 4.5%		$755,040

Total Common Stocks: 99.3%		$16,594,474
(Common Stock Identified Cost $8,181,824)

Total Portfolio Value: 99.3%		$16,594,474
(Total Portfolio Identified Cost $8,181,824)

Other Assets Less Liabilities: 0.1%		$116,282

Total Net Assets: 100.0%		$16,710,756

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2007

Fixed Income Securities - Bonds	Face	Dollar Value
Bank and Finance
American Express, 4.875%, 7/15/13	1,400,000	1,348,271
Allstate Corp, 7.200%, 12/1/09	1,005,000	1,051,880
Bank of America Subordinated, 5.420%, 3/15/17	1,000,000	974,056
Branch Banking & Trust Subordinated, 5.625%, 9/15/16	1,500,000	1,481,580
Equity Residential Properties Notes 6.950%, 3/02/11	525,000	548,268
Fifth Third Bank Subordinated Notes, 5.450%, 01/15/17	1,230,000	1,178,962
Citigroup Incorporated Subordinated Notes, 5.000%, 9/15/14	1,500,000	1,447,965
Citigroup Incorporated Unsecured Notes, 5.250%, 2/27/12	1,500,000	1,501,140
Bank One Corp. Subordinated Notes, 5.900%, 11/15/11	1,000,000	1,019,041
Bank One Corp., 9.875%, 3/01/09	250,000	266,115
Comerica Bank Subordinated Note, 6.875%, 3/01/08	250,000	251,506
Duke Realty LP, 3.500%, 11/01/07	950,000	949,057
Wachovia Corporation, 6.375%, 1/15/09	820,000	833,440
Wachovia Corporation, 6.400%, 04/01/08	113,000	113,625
Genworth Financial, 4.750%, 6/15/09	1,000,000	993,623
JP Morgan and Company Subordinated Notes, 5.250%, 1/30/13	500,000	496,259
Key Bank NA Subordinated Notes, 5.700%, 08/15/12	1,560,000	1,567,599
Legg Mason Senior Notes, 6.750% , 7/02/08	500,000	503,534
Lincoln National Corporation Notes, 6.500%, 3/15/08	1,000,000	1,006,952
Morgan Stanley Notes, 5.050%, 1/21/11	1,000,000	989,121
Morgan Stanley Dean Witter Notes, 3.625%, 4/01/08	1,000,000	993,454
Morgan Stanley Subordinated Notes, 4.750%, 4/01/14	500,000	470,303
Wells Fargo Company Subordinated Notes, 4.950%, 10/16/13	1,400,000	1,361,245
Suntrust Bank, 6.500%, 1/15/08	500,000	502,691
US Bank NA Notes, 6.375%, 8/01/11	1,400,000	1,459,329
Wachovia Corporation Subordinated Notes, 5.250%, 8/01/14	800,000	785,151
US Bank NA Notes, 5.700%, 12/15/08	566,000	568,849
Weingarten Realty, 6.840%, 11/17/07	700,000	700,642
Total Bank and Finance: 26.0%		$25,363,658

United States Government Agency Obligations
Federal Home Loan Bank, 4.50%, 2/15/08	2,000,000	1,996,906
Federal Home Loan Bank, 5.375%, 5/18/16	1,250,000	1,288,671
Federal Home Loan Mortgage Corp., 3.75%, 2/25/09	475,000	470,534
Federal Home Loan Mortgage Corp., 4.75%, 1/19/16	2,000,000	1,982,742
Federal Home Loan Mortgage Corp., 6.125%, 5/23/16	3,000,000	3,027,342
Federal National Mortgage Assoc., 5.375%, 2/01/10	1,000,000	1,002,787
Federal National Mortgage Assoc., 4.200%, 5/04/09	2,000,000	1,993,448
Federal Home Loan Mortgage Corp., 5.125%, 7/15/12	1,000,000	1,023,183
Tennessee Valley Authority, 5.625%, 01/18/11	1,000,000	1,032,352
Tennessee Valley Authority, 6.000%, 3/15/13	1,000,000	1,063,219
Federal Farm Credit Bank, 4.785%, 1/17/17	1,730,000	1,718,499
Federal Farm Cr Bank, 5.45%, 11/02/10	2,000,000	2,000,218
Total United States Government Agency Obligations: 19.0%		$18,599,901

United States Government Obligations
United States Treasury Note, 4.000%, 2/15/15	2,500,000	2,433,010
United States Treasury Note, 4.625%, 3/31/08	2,500,000	2,506,643
United States Treasury Note, 4.750%, 8/15/17	3,000,000	3,041,253
United States Treasury Note, 4.3750%, 8/15/12	1,000,000	1,009,688
United States Treasury Bond, 4.500%, 2/15/16	2,500,000	2,501,173
United States Treasury Note, 4.125%, 5/15/15	3,000,000	2,937,657
United States Treasury Note, 4.250%, 8/15/13	2,500,000	2,498,243
United States Treasury Note, 4.75%, 5/15/14	3,200,000	3,273,002
Total United States Government Obligations: 20.7%		$20,200,669

Industrial
Danaher Corporation Notes, 6.000%, 10/15/08	500,000	501,398
Dover Corp., 6.250%, 6/01/08	500,000	501,872
General Electric Capital Corp., 5.000%, 2/01/13	2,500,000	2,481,030
General Electric Capital Corp., 5.400%, 2/15/17	500,000	491,666
General Electric Capital Corp., 6.000%, 6/15/12	600,000	619,317
General Electric Capital Corp. FRN, 4.83945%, 5/30/08**	500,000	492,994
Hershey Foods, 6.95%, 8/15/12	1,055,000	1,121,991
Honeywell, Inc., 7.125%, 4/15/08	400,000	403,878
IBM Corp. 5.400%, 10/01/08	500,000	501,438
Lowes Companies, Inc., 8.250%, 6/01/10	500,000	540,505
McDonald's Corp., 5.950%, 1/15/08	425,000	425,659
Procter and Gamble Company Senior Notes, 4.950%, 8/15/14	2,340,000	2,302,108
Target Corporation Notes, 6.350%, 1/15/11	1,000,000	1,035,826
Total Industrial: 11.7%		$11,419,682

United States Government Agency Obligations -
Mortgage Backed Securities (A)
Freddie Mac 15 Year Gold, 7.000%, 3/01/11	7,693	7,878
Freddie Mac MBS ADJ. RATE, 4.299%, 4/01/33	803,236	820,217
Freddie Mac GOLD MBS 5 YR, 4.500%, 12/01/09	617,453	612,745
Freddie Mac MBS, 8.000%, 6/01/30	12,329	13,067
Freddie Mac CMO Series 2617 Class DN 4.500%, 10/15/30	900,000	846,293
FHLMC, CMO Pool 2513 Class VK 5.500%, 9/15/13	1,243,428	1,250,612
FHLMC, CMO Pool 2877 Class AL 5.000%, 10/15/24	2,500,000	2,358,278
Freddie Mac CMO Series 2985 Class GE 5.500%, 06/15/25	1,000,000	969,250
FHLMC, CMO Pool 3098 Class KE, 5.500%, 09/15/34	1,650,000	1,611,944
Freddie Mac CMO Series 3287 Class GC 5.500%, 08/15/34	1,150,000	1,139,310
Fannie Mae MBS, Series 253300, 7.500%, 5/01/20	19,252	20,212
Fannie Mae 30 YR MBS, 6.000%, 8/01/34	2,332,059	2,344,203
Ginnie Mae Pool 781397, 5.500%, 2/15/17	257,100	257,793
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500%, 2/20/33	2,500,000	2,448,520
Ginne Mae Pool 2658, 6.500%, 10/20/28	126,858	130,033
Ginnie Mae GNMA II Pool 2945, 7.500%, 7/20/30	24,283	25,388
Ginnie Mae Pool 780400, 7.000%, 12/15/25	15,846	16,632
Ginnie Mae Pool 780420, 7.500%, 8/15/26	8,443	8,875
Total Government Agency Obligations - Mortgage Backed Securities: 15.2%		$14,881,250

Utility
Alabama Power Company Senior Notes, 3.500%, 11/15/07	400,000	399,092
Georgia Power Company Senior Notes, 5.125%, 11/15/12	275,000	272,342
Bellsouth Communications, 5.875%, 1/15/09	500,000	505,112
Florida Power & Light Group Capital, 7.375%, 6/01/09	500,000	519,181
Georgia Power Company, 5.250%, 12/15/15	1,000,000	973,693
Verizon Communications, 7.51%, 4/01/09	600,000	619,811
National Rural Utilities Collateral Trust, 4.375%, 10/01/10	1,500,000	1,473,690
Total Utility: 4.9%		$4,762,921

Total Fixed Income - Bonds: 97.5%		$95,228,081
(Fixed Income Identified Cost $95,068,156)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 3.63% yield **		1,499,162
Total Cash Equivalents: 1.5%		$1,499,162
(Cash Equivalents Identified Cost $1,499,162)

Total Portfolio Value: 99.0%		$96,727,243
(Total Portfolio Identified Cost $96,567,318)

Other Assets Less Liabilities: 1.0%		$973,703

Total Net Assets: 100.0%		$97,700,946

** Variable rate security, the coupon rate shown represents the rate at September 30, 2007.

(A) Abbreviations:
FHLMC: Federal Home Loan Mortgage Corporation

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2007

Municipal Income Securities - Bonds	Face	Dollar Value
General Obligation - City
Akron , OH, Refunding 12/1/12	200,000	211,142
Cincinnati, OH, General Obligation, 5.000%, 12/01/17	75,000	80,444
Columbus, OH, Series 2, 5.00%, 6/15/10	100,000	103,460
Columbus, OH, Tax Increment Financing,
(AMBAC Insured), 4.900%, 12/01/11	150,000	154,867
Dayton, OH, General Obligation (AMBAC Insured), 4.450%, 12/01/12	100,000	102,214
Gahanna , OH, (AMBAC Insured), 5.000%, 12/01/18	400,000	427,884
Loveland, OH, (AMBAC Insured), 4.900%, 12/01/08	100,000	101,206
Mentor, OH, General Obligation (MBIA Insured), 5.0000%, 12/01/15	140,000	151,994
Symmes Township, OH, 2.400%, 12/01/07	110,000	109,501
Youngstown, OH, (AMBAC Insured), 5.100%, 12/01/11	100,000	105,903
Total General Obligation - City: 14.6%		$1,548,615

General Obligation - County
Belmont County, OH
(MBIA Insured), 4.500%, 12/01/11	155,000	158,568
Knox County, OH, 4.750%, 12/01/09	60,000	61,132
Portage County, OH, (MBIA Insured), 5.150%, 12/01/07	75,000	75,184
Total General Obligation - County: 2.8%		$294,884

General Obligation - State
State of Ohio, 4.000%, 6/15/10 Common Schools - Series A	60,000	60,718
State of Ohio, 5.000%, 3/15/17 Common Schools - Series C	120,000	127,142
State of Ohio, 5.000%, 3/01/15	385,000	409,909
State of California, 4.000%, 11/01/09	250,000	253,030
Ohio State Unlimited Common School Facilities, 4.500%, 6/15/17	100,000	102,447
Total General Obligation - State: 9.0%		$953,246

Higher Education
Bowling Green State University, (FGIC Insured), 5.000%, 6/01/08	155,000	156,550
University of Cincinnati, Certificate of Participation, 5.750%, 12/01/11	25,000	27,099
Total Higher Education: 1.7%		$183,649

Hospital/Health
Hamilton County, OH, Hospital Children's Hospital Medical Center,
(MBIA Insured), 5.250%, 5/15/10	100,000	102,869
Lorain County, OH, Revenue Bond, Catholic Healthcare Partners Project
(AMBAC Insured), 5.200%, 09/01/10	100,000	104,213
Montgomery County, OH Hospital (Prerefunded), 5.650%, 12/01/12	35,000	36,566
Huron County OH Hospital Facility Revenue Fisher-titus Medical Center
5.000%, 12/01/11	200,000	206,656
Montgomery County, OH Hospital (Prerefunded), 5.500%, 12/01/10	100,000	104,165
Total Hospital/Health: 5.2% .		$554,469

Revenue Bonds - Electric
Cleveland Ohio Public Power System Revenue, 5.500% due 11/15/13	100,000	107,166
Hamilton, OH Electric, (FSA Insured), 3.60%, 10/15/10	200,000	200,340
Ohio Muni Generation Agency (AMBAC Insured), 5.000%, 2/15/17	325,000	344,968
Total Revenue Bonds - Electric: 6.2%		$652,474

Revenue Bonds - Transportation
Butler County, OH, Transportation
Improvement, (FSA Insured), 5.500%, 4/01/09	100,000	102,963
Total Revenue Bond - Transportation: 1.0%		$102,963

Revenue Bonds - Water and Sewer
Butler, OH, Waterworks System, (FSA Insured), 4.400% 12/01/10	100,000	101,946
Cleveland, OH, Waterworks (FSA Insured), 5.250%, 1/01/10	100,000	101,399
Green County, OH Sewer System Revenue (AMBAC Insured)
5.000%, 12/01/18	145,000	155,108
Cleveland, OH, Waterworks Revenue,
Series G (MBIA Insured), 5.500%, 1/01/13	150,000	157,485
East Muskingum, OH Water District, Water Resource Revenue,
(AMBAC Insured), 4.500%, 12/01/12	200,000	209,008
Montgomery County, OH, Solid Waste, (MBIA Insured),
5.125%, 11/01/08	50,000	50,058
Nashville and Davidson, TN 7.700%, 01/01/12	25,000	27,455
Total Revenue Bond - Water & Sewer: 7.6%		$802,459

Special Obligation Bonds
Cleveland Ohio Parking Facilities Revenue (FSA Insured),
4.000%, 9/15/15	150,000	152,451
Cleveland Ohio Non Tax Revenue Stadium Project (AMBAC Insured),
5.000%, 12/01/14	400,000	432,432
Total Special Obligation Bonds: 5.5%		$584,883

School District
Cleveland, OH, Municipal School District, (FGIC Insured),
5.000%, 12/01/20	140,000	145,470
Columbus, OH, Linden Elementary Construction (FSA Insured),
5.500%, 12/01/21	100,000	106,362
Dayton , OH, City School District, (FGIC Insured), 3.250%, 12/01/10	100,000	98,743
Delaware, OH, City School District, GO
(MBIA Insured), 5.000%, 12/01/20	250,000	263,985
Fairfield, OH, (FGIC Insured), 0.000%, 12/01/11*	100,000	85,816
Girard, OH City School District (FSA Insured), 3.850%, 12/01/10	245,000	247,609
Green Local, OH, (AMBAC Insured) Insured, 4.600%, 12/01/11	100,000	101,400
Kings Local, OH, 6.350%, 12/01/12	15,000	16,806
Kings Local, OH, 6.400%, 12/01/13	150,000	171,677
Chillicothe, OH City School District GO (FGIC Insured)
4.000%, 12/01/18	300,000	296,262
Loveland, OH, 4.400%, 12/01/08	100,000	101,068
Mason, OH City Schools (FGIC Insured) 5.000%, 12/01/15	135,000	146,565
Sycamore, OH, Community (AMBAC Insured), 4.600%, 12/01/11	100,000	101,100
Sycamore, OH, Community Unlimited, 5.375%, 12/01/13	125,000	136,075
Total School District: 19.0%		$2,018,938

Special Assessment Bonds
Toledo-Lucas County Ohio Port Authority
Crocker Park Public Improvement Project, 2.625%, Due 12/01/07	200,000	199,140
Total Special Assessment Bonds: 1.9%		$199,140

State Agency
Ohio State Building Authority, Adult Correctional-Series A,
5.500%, 10/01/10	100,000	104,833
Ohio State Dept of Administrative Services Certificate of
Participation (MBIA Insured), 5.000%, 09/01/11	255,000	268,288
Ohio State Building Authority, Juvenile Correction Facilities,
4.375%, 10/01/12	100,000	102,242
Ohio State Building, 5.000%, 10/01/14	420,000	452,571
State of Ohio Cultural Facilities Revenue (FSA Insured) 5.000% Due 10/01/12	250,000	265,868
Ohio State Building Authority, Ohio Center For The Arts,
5.450%, 10/01/07	100,000	100,000
Ohio State Housing Finance Authority
(GNMA Insured) Collateral, 5.100%, 9/01/17	95,000	96,054
State of Ohio Building Authority (FGIC Insured), 5.000%, 10/01/17	420,000	457,212
State of Ohio Parks and Recreation Bonds, 4.350%, 12/01/11	100,000	102,428
State of Ohio Parks and Recreation Capital Facilities, (FSA Insured)
5.250%, 2/01/18	315,000	340,402
Ohio State Public Facilities Commission,
(MBIA Insured), 4.700%, 06/01/11	100,000	100,805
Total State Agency: 22.5%		$2,390,703

Total Fixed Income - Municipal Bonds: 97.0%		$10,286,423
(Municipal Bonds Identified Cost $10,164,819)

Cash Equivalents
Federated Ohio Municipal Cash Trust 3.43% yield**		173,382
Total Cash Equivalents: 1.6%		$173,382
(Cash Identified Cost $173,382)

Total Portfolio Value: 98.6%		$10,459,805
(Total Portfolio Identified Cost $10,338,201)

Other Assets Less Liabilities: 1.4%		$144,560

Total Net Assets: 100.0%		$10,604,365

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate at September 30, 2007.

JIC Institutional Bond Fund I	Portfolio of Investments as of September 30, 2007

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
Associates Corporation, 7.950% Due 02/15/10	200,000	211,884
Fifth Third Bank Notes, 4.200% Due 02/23/10	1,200,000	1,180,631
Bank of America Corp Subordinated Notes, 7.400% Due 01/15/11	1,100,000	1,171,351
Bank of New York Notes, 4.950% Due 01/14/11	510,000	508,124
Citigroup Incorporated Notes, 5.125% Due 02/14/11	1,500,000	1,498,266
Genworth Financial, 4.750% Due 06/15/09	1,095,000	1,088,017
Key Bank NA Subordinated Notes, 5.700% Due 08/15/12	1,135,000	1,140,529
Lincoln National Corporation Notes, 6.500% Due 03/15/08	1,000,000	1,006,952
Merrill Lynch and Company Notes, 4.7900% Due 08/04/10	1,000,000	984,266
Morgan Stanley Dean Witter, 3.625% Due 04/01/08	1,000,000	993,454
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	1,000,000	1,019,041
UBS AG Unsubordinated Note, Series 144A, 2.1781% Due 10/26/07 * (a)	800,000	790,176
US Bank NA Subordinated Notes, 6.375% Due 08/01/11	1,000,000	1,042,378
US Bank NA Subordinated Notes, 6.500% Due 02/01/08	870,000	871,378
Wachovia Corporation, 5.350% Due 03/15/11	500,000	500,902
Wachovia Corporation, 6.000% Due 10/30/08	670,000	677,198
Wells Fargo & Company, 3.750% Due 10/15/07	1,190,000	1,189,223
Wells Fargo Bank Subordinated Notes, 6.450% Due 02/01/11	500,000	519,273
Total Finance: 27.2%		$16,393,043

Industrial
Danaher Corporation Notes, 6.000% Due 10/15/08	1,000,000	1,002,797
Dell Computer Senior Notes, 6.55% Due 04/15/08	894,000	899,533
General Electric Company Notes, 5.000% Due 02/01/13	800,000	793,930
General Electric Capital Corp Notes, 6.000% Due 06/15/12	2,000,000	2,064,390
Procter & Gamble, 2.500% Due 06/01/08	1,000,000	984,560
Gillette Company Notes, 3.500% Due 10/15/07	1,000,000	999,442
Target Corporation Notes, 6.350% Due 01/15/11	1,000,000	1,035,826
Wal-Mart Stores, 6.875%, Due 08/10/09	1,000,000	1,034,138
Total Industrial: 14.6%		$8,814,616

Sovereign
Ontario Province, 3.375% Due 01/15/08	1,000,000	997,112
Total Sovereign: 1.7%		$997,112

Utilities
Alabama Power Company, 7.125% Due 10/01/07	200,000	200,000
Georgia Power Company Senior Notes, 4.000% Due 01/15/11	1,000,000	961,460
National Rural Utilities Collateral Trust, 4.375% Due 10/01/10	1,250,000	1,228,075
Total Utilities: 4.0%		$2,389,535

United States Government Agency Obligations
Federal Home Loan Bank, 3.850% Due 01/30/08	2,500,000	2,491,242
Federal Home Loan Bank, 4.500% Due 04/11/08	2,500,000	2,495,548
Federal Home Loan Mortgage Corporation, 5.125% Due 10/15/08	2,000,000	2,014,076
Federal National Mortgage Association, 4.500% Due 02/27/08	2,000,000	1,996,694
Federal National Mortgage Association, 3.600% Due 03/03/09	2,000,000	1,976,946
Federal National Mortgage Association, 3.700% Due 11/1/07	3,000,000	2,996,616
Tennessee Valley Authority, 5.6250% Due 01/18/11	1,000,000	1,032,352
Total United States Government Agency Obligations: 24.9%		$15,003,474

United States Government Agency Obligations - Mortgage-Backed Securities
Freddie Mac Gold MBS 7 Year Balloon, 5.000% Due 11/1/10	512,511	511,835
Freddie Mac Gold MBS 5 Year Balloon, 4.500% Due 12/01/09	617,453	612,745
Federal Home Loan Bank CMO Series 00-0582 Class H, 4.750% Due 10/25/10	1,414,950	1,400,277
Freddie Mac CMO Pool 2171 Class B, 6.279% Due 06/15/09	540,000	550,236
Fannie Mae 30 Year Mortgage Backed Security, 5.500% Due 01/01/37	1,510,584	1,480,110
Fed. Nat'l Mortgage Assoc. CMO Pool 2003-20 Class HR, 4.500% Due 10/25/16	548,908	542,703
Government Nat'l Mortgage Assoc. CMO Pool 2004-95 Class QA, 4.500% Due 3/20/34	748,453	724,908
Total United States Government Agency Obligations- Mortgage-Backed Securities: 9.7%		$5,822,814

United States Government Treasury Obligations
United States Treasury Note, 4.625% Due 03/31/08	2,000,000	2,005,314
United States Treasury Note, 3.000% Due 02/15/09	850,000	839,043
United States Treasury Note, 4.000% Due 11/15/12	2,000,000	1,983,752
United States Treasury Note, 4.000% Due 04/15/10	2,000,000	2,000,782
Total United States Government Treasury Obligations: 11.3%		$6,828,891

Total Fixed Income - Bonds: 93.5%		$56,249,485
(Fixed Income Identified Cost $56,233,643)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 3.63% yield *		2,694,201
Total Cash Equivalents: 4.5%		$2,694,201
(Cash Equivalents Identified Cost $2,694,201)

Total Portfolio Value: 97.9%		$58,943,686
(Total Portfolio Identified Cost $58,927,844)

Other Assets Less Liabilities 2.1%		$1,246,523

Total Net Assets 100.0%		$60,190,209

* Variable rate security, the coupon rate shown represents the rate at September 30, 2007.
(a) Security is valued by the Adviser in accordance with the Trust's Good Faith Pricing Guidelines as of September 30, 2007.

JIC Institutional Bond Fund II	Portfolio of Investments as of September 30, 2007

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	523,324
American International Group Notes, 2.875% Due 05/15/08	890,000	875,813
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,000,000	974,056
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	987,720
Citigroup Incorporated Subordinated Notes, 5.000%, 09/15/14	1,000,000	965,310
Citigroup Incorporated Notes, 6.000%, 02/21/12	750,000	771,575
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/17	1,000,000	958,506
Genworth Financial Notes, 4.750% Due 06/15/09	1,000,000	993,623
Key Bank NA Subordinated Notes, 5.800% Due 078/01/14	1,056,000	1,057,066
Morgan Stanley Dean Witter, 4.250% Due 05/15/10	830,000	812,095
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	490,000	460,897
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	640,000	669,557
UBS AG Unsubordinated Note, Series 144A, 2.1781% Due 10/26/07 * (a)	800,000	790,176
US Bancorp Subordinated, 6.375% Due 09/15/07	650,000	677,546
Wachovia Corp., 5.250% Due 08/01/14	1,180,000	1,158,098
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,000,000	972,318
Total Finance: 22.7%		$13,647,680

Industrial
Becton Dickinson, 7.150% Due 10/01/09	1,000,000	1,047,956
Target Corporation, 9.625% Due 02/01/08	380,000	384,897
Dell, Inc., 6.550%, Due 04/15/08	1,000,000	1,006,189
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,113,181
General Electric Capital Corporation Notes, 6.000% Due 06/15/12	1,000,000	1,032,195
Gillette Company, 3.500% Due 10/15/07	1,000,000	999,442
Honeywell International, 6.2000% Due 02/01/08	500,000	501,325
Lowes Companies, Inc., 8.250% Due 06/01/10	390,000	421,594
McDonald's Corporation, 5.950% Due 01/15/08	425,000	425,659
Danaher Corporation Notes, 6.000% Due 10/15/08	600,000	601,678
Target Corporation, 6.350% Due 01/15/11	400,000	414,330
United Technologies, 7.125% Due 11/15/10	1,054,000	1,118,010
Wal-Mart Stores, 6.875% Due 08/10/09	500,000	517,069
Total Industrial: 16.0%		$9,583,525

Sovereign
Ontario Province, 3.375% Due 01/15/08	1,000,000	997,112
Total Sovereign: 1.7%		$997,112

Utilities
Alabama Power, 3.500% Due 11/15/07	425,000	424,036
Georgia Power Company Senior Notes, 5.125% Due 11/15/12	685,000	678,379
Baltimore Gas & Electric, 6.625% Due 03/15/08	500,000	502,021
Bellsouth Capital Funding, 7.750% Due 02/15/10	500,000	529,566
Verizon Communications, 7.510% Due 04/01/09	500,000	516,510
National Rural Utilities, 5.700% Due 01/15/10	500,000	508,359
Total Utilities: 5.3%		$3,158,871

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12	1,600,000	1,592,834
Federal Farm Credit Bank, 4.500% Due 10/20/11	2,500,000	2,476,417
Federal Home Loan Bank, 3.850% Due 01/30/08	2,400,000	2,391,593
Federal Home Loan Bank, 5.375% Due 05/18/16	500,000	515,469
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,558,821
Federal National Mortgage Association, 4.500% Due 02/27/08	2,000,000	1,996,694
Tennessee Valley Authority, 7.140% Due 05/23/12	150,000	165,137
Total United States Government Agency Obligations: 17.8%		$10,696,965

United States Government Agency Obligations - Mortgage Backed Securities
Freddie Mac MBS Gold 5 Year Balloon, 4.500% Due 03/01/08	355,045	353,093
Freddie Mac Gold MBS 5 Year Balloon, 4.500% Due 12/01/09	617,453	612,745
Freddie Mac CMO Pool 2532 Class PG, 5.500% Due 07/15/31	1,350,000	1,355,107
Fed. Home Loan Mortg. Corp CMO Pool 2963 Cl. DM, 5.500% Due 08/15/33	1,875,000	1,839,150
Freddie Mac CMO Series 2985 Class GE, 5.500% Due 06/15/25	800,000	775,400
Fed. Home Loan Mortg. Corp CMO Pool 3098 Cl. KE, 5.500% Due 09/15/34	2,000,000	1,953,872
Freddie Mac CMO Pool 3174 Class PY, 5.000% Due 08/15/19	1,000,000	941,964
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500% Due 02/20/33	1,400,000	1,371,171
Total United States Government Agency Obligations - Mortgage Backed Securities: 15.3%		$9,202,502

United States Government Treasury Obligations
United States Treasury Bond, 4.000% Due 02/15/14	2,500,000	2,454,298
United States Treasury Note, 4.125% Due 05/15/15	2,000,000	1,958,438
United States Treasury Note, 4.250% Due 08/15/13	1,800,000	1,798,735
United States Treasury Bond, 4.500% Due 11/15/15	2,500,000	2,504,102
United States Treasury Note, 4.500% Due 04/30/12	2,000,000	2,025,158
United States Treasury Bond, 4.500% Due 02/15/16	1,000,000	1,000,469
United States Treasury Note, 5.500% Due 02/15/08	200,000	201,219
Total United States Government Treasury Obligations: 19.9%		$11,942,419

Total Fixed Income - Bonds: 98.7%		$59,229,074
(Fixed Income Identified Cost $59,118,363)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 3.63% yield *		82,443
Total Cash Equivalents: 0.1%		$82,443
(Cash Equivalents Identified Cost $82,443)

Total Portfolio Value: 98.8%		$59,311,517
(Total Portfolio Identified Cost $59,200,806)

Other Assets Less Liabilities 1.2%		$704,302

Total Net Assets 100.0%		$60,015,819

* Variable rate security, the coupon rate shown represents the rate at September 30, 2007.
(a) Security is valued by the Adviser in accordance with the Trust's Good Faith Pricing Guidelines as of September 30, 2007.

JIC Institutional Bond Fund III	Portfolio of Investments as of September 30, 2007

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	523,323
American General Corporation, 7.500% Due 08/11/10	500,000	529,180
Citigroup Incorporated Notes, 6.000% Due 02/21/12	750,000	771,574
Associates Corporation, 7.950% Due 02/15/10	642,000	680,148
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/17	1,000,000	958,506
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,600,000	1,558,490
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	987,720
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,113,181
General Electric Capital Corporation, 6.000% Due 06/15/12	1,000,000	1,032,195
J.P. Morgan and Company Subordinated Notes, 5.250% Due 01/30/13	1,000,000	992,519
Key Bank NA Subordinated Notes, 5.800% Due 07/01/14	1,056,000	1,057,065
Mellon Financial, 6.700% Due 03/01/08	500,000	503,602
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	1,000,000	940,607
National City Bank, 6.250% Due 03/15/11	500,000	513,580
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	500,000	523,092
Suntrust Banks Inc., 7.750% Due 05/01/10	500,000	531,437
US Bancorp Subordinated Notes, 6.300% Due 07/15/08	1,000,000	1,005,776
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/14	980,000	961,810
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,650,000	1,604,325
Total Finance: 39.3%		$16,788,130

Industrial
Honeywell International, 6.200% Due 02/01/08	500,000	501,325
Target Corporation, 9.625% Due 02/01/08	380,000	384,897
General Electric Company Notes, 5.000% Due 02/01/13	500,000	496,206
Dell, Inc., 6.550%, Due 04/15/08	500,000	503,095
Lowes Companies, Inc., 8.250% Due 06/01/10	500,000	540,505
Target Corporation, 6.350% Due 01/15/11	400,000	414,330
Wal-Mart Stores, 4.500% Due 07/01/15	1,000,000	935,340
Wal-Mart Stores, 6.875% Due 08/10/09	500,000	517,069
Washington Post, 5.500% Due 02/15/09	500,000	503,176
Total Industrial: 8.4%		$4,795,943

Utilities
Bellsouth Capital Funding, 7.750% Due 02/15/10	500,000	529,566
Georgia Power Company Unsubordinated Notes, 5.700% Due 06/01/17	425,000	425,776
GTE Corporation, 7.510% Due 04/01/09	500,000	516,510
National Rural Utilities, 5.700% Due 01/15/10	500,000	508,359
Total Utilities: 3.5%		$1,980,211

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12	2,000,000	1,991,042
Federal Farm Credit Bank, 5.875% Due 10/03/16	2,025,000	2,158,948
Federal Home Loan Bank, 5.130% Due 05/24/13	800,000	817,774
Federal Home Loan Bank, 5.500% Due 12/11/13	1,000,000	1,040,348
Federal Home Loan Bank, 7.605% Due 02/25/15	500,000	533,118
Federal Home Loan Mortgage Corp., 4.375% Due 11/09/11	800,000	794,654
Federal Home Loan Mortgage Corp., 5.000% Due 07/15/14	500,000	507,416
Freddie Mac CMO, Pool 3174 Class PY, 5.000% Due 08/15/19	835,000	786,540
Freddie Mac CMO, Series 3289 Class ND, 5.500% Due 06/15/35	875,000	848,881
Tennessee Valley Authority, 6.000% Due 03/15/13	2,200,000	2,339,082
Tennessee Valley Authority, 6.250% Due 12/15/17	500,000	547,159
Total United States Government Agency Obligations: 21.6%		$12,364,962

United States Government Agency Obligations - Mortgage Backed Securities
Federal Home Loan Mortgage Corp. Pool 2513 Class VK, 5.500% Due 09/15/13	1,243,427	1,250,612
Federal Home Loan Mortgage Corp., Pool 2877 Class AL, 5.000% Due 10/15/24	350,000	330,159
Federal Home Loan Mortgage Corp., Pool 2963 Class DM, 5.500% Due 08/15/33	2,000,000	1,961,760
Federal Home Loan Mortgage Corp., Pool 2985 Class GE, 5.500% Due 06/15/25	700,000	678,475
Federal National Mortgage Association DUS Pool 385365, 4.970% Due 08/01/09	1,000,000	995,439
Government National Mortgage Association, 5.500% Due 02/15/17	257,100	257,793
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500% Due 02/20/33	1,000,000	979,408
Total United States Government Agency Obligations - Mortgage Backed Securities: 11.3%		$6,453,646

United States Government Treasury Obligations
United States Treasury Bond, 4.500% Due 02/15/16	2,500,000	2,501,172
United States Treasury Note, 4.625% Due 02/15/17	2,000,000	2,009,844
United States Treasury Note, 4.750% Due 08/15/17	1,000,000	1,013,751
United States Treasury Bond, 4.250% Due 11/15/14	2,500,000	2,476,760
United States Treasury Note, 4.250% Due 08/15/15	1,800,000	1,774,408
United States Treasury Note, 4.125 Due 05/15/15	2,400,000	2,350,126
United States Treasury Note, 4.750% Due 05/15/14	2,000,000	2,045,626
Total United States Government Treasury Obligations: 24.8%		$14,171,687

Total Fixed Income - Bonds: 98.8%		$56,554,579
(Fixed Income Identified Cost $56,308,029)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 3.63% yield *		53,972
Total Cash Equivalents: 0.1%		$53,972
(Cash Equivalents Identified Cost $ 53,972)

Total Portfolio Value: 98.9%		$56,608,551
(Total Portfolio Identified Cost $56,362,001)

Other Assets Less Liabilities 1.1%		$641,989

Total Net Assets 100.0%		$57,250,540

* Variable rate security, the coupon rate shown represents the rate at September 30, 2007.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2007

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
American Financial Group, 7.125% Due 04/15/09	180,000	186,107
AIG Sunamerica Global Finance Senior Notes, 5.850% Due 08/01/08	170,000	170,596
Archstone Smith Operating Trust Notes, 3.000% Due 06/15/08	300,000	294,444
American Express Senior Unsecured Notes, 5.250% Due 09/12/11	1,000,000	997,668
Bank of America Subordinated Notes, 7.125% Due 03/01/09	253,000	259,911
Bank of America Subordinated Notes, 7.125% Due 10/15/11	800,000	849,186
Bank of America Corporation, 7.500% Due 03/15/12	500,000	542,089
BB&T Corporation Subordinated Notes, 6.500% Due 08/01/11	1,000,000	1,039,333
Associates Corporation (Citigroup), 6.875% Due 11/15/08	278,000	283,321
Citicorp Subordinated Notes, 7.250% Due 09/01/08	701,000	713,387
Duke-Weeks Realty Senior Notes, 7.750% Due 11/15/09	460,000	482,224
Equity Residential Properties Notes, 4.750% Due 06/15/09	355,000	352,760
Equity Residential Properties Notes, 6.950% Due 03/02/11	1,000,000	1,044,320
Fifth Third Bank Notes, 4.200% Due 02/23/10	1,250,000	1,229,824
Genworth Financial Notes, 4.750% Due 6/15/09	500,000	496,812
J.P. Morgan and Company, 6.250% Due 1/15/09	445,000	450,596
Key Bank NA Subordinated Notes, 5.700% Due 08/15/12	1,010,000	1,014,920
Legg Mason Senior Notes, 6.750% Due 07/02/08	228,000	229,611
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	500,000	509,520
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	355,000	371,395
Lincoln National Corporation Notes, 6.500% Due 3/15/08	270,000	271,877
Merrill Lynch and Company Notes, 4.790% Due 8/04/10	650,000	639,773
Morgan Stanley Dean Witter, 3.875% Due 1/15/09	500,000	492,599
Morgan Stanley Dean Witter Unsubordinated Note, 6.750% Due 04/15/11	1,000,000	1,045,948
Commercial Net Lease Realty, 7.125% Due 03/15/08	1,100,000	1,109,262
PNC Funding Corporation, 6.500%, Due 5/01/08	135,000	136,100
Safeco Corporation Senior Notes, 4.200% Due 02/01/08	181,000	180,517
US Bank NA Notes, 5.700% Due 12/15/08	114,000	114,574
US Bank NA Subordinated Notes, 6.375% Due 08/01/11	500,000	521,189
Wachovia Corp., 6.000% Due 10/30/08	113,000	114,214
Wachovia Corp., 6.300% Due 4/15/08	35,000	35,303
Wachovia Corp., 6.400% Due 4/01/08	674,000	677,728
Total Finance: 29.6%		$16,857,108

Industrial
Becton Dickinson, 7.150% Due 10/01/09	110,000	115,275
General Electric Capital Corp Notes, 6.000% Due 6/15/12	1,500,000	1,548,293
General Electric Capital Corp Notes Floating Rate, 4.511% Due 6/11/08	100,000	98,744
General Mills Incorporated Notes, 3.875% Due 11/30/07	261,000	260,326
IBM Corp, 4.750% Due 11/29/12	141,000	138,881
Procter & Gamble Notes, 2.875% Due 3/15/08	525,000	519,797
Target Corporation, 9.625% Due 02/01/08	140,000	141,804
United Technologies Corporation Notes, 7.125% Due 11/15/10	444,000	470,965
Total Industrial: 5.8%		$3,294,085

Utilities
Wisconsin Power & Light Debentures, 7.625% Due 03/01/10	865,000	917,674
National Rural Utilities Collateral Trust, 4.375% Due 10/01/10	250,000	245,615
National Rural Utilities Collateral Trust, 5.700% Due 01/15/10	309,000	314,166
National Rural Utilities Collateral Trust, 5.750% Due 11/01/08	353,000	353,948
Alabama Power Company Notes, 4.700% Due 12/01/10	275,000	272,495
Alabama Power Senior Notes, 5.375% Due 10/01/08	500,000	500,907
Total Utilities: 4.6%		$2,604,805

United States Government Agency Obligations
Federal Home Loan Bank Discount Notes, 0.000% Due 02/20/08	2,000,000	1,965,486
Federal Home Loan Bank, 5.6000% Due 02/15/12	2,000,000	2,000,144
Federal Home Loan Mortgage Corp., 4.370% Due 05/23/08	50,000	49,871
Federal Home Loan Mortgage Corp., 5.125% Due 02/27/09	1,000,000	1,009,107
Federal Home Loan Mortgage Corp., 5.250% Due 12/05/11	2,500,000	2,503,845
Federal National Mortgage Association, 5.500% Due 07/09/10	1,735,000	1,732,450
Federal National Mortgage Association Discount Notes, 0.000% Due 10/03/07*	1,000,000	999,750
Federal National Mortgage Association Discount Notes, 0.000% Due 10/31/07*	2,000,000	1,992,492
Federal National Mortgage Association, 5.340% Due 02/22/11	1,500,000	1,505,237
Federal Home Loan Mortgage Corp Notes, 5.4000% Due 02/02/12	1,260,000	1,274,470
Total United States Government Agency Obligations: 26.4%		$15,032,852

United States Government Treasury Obligations
United States Treasury Bill, 0.000% Due 02/21/08 (a)	4,025,000	3,960,962
Total United States Government Treasury Obligations: 6.9%		$3,960,962

United States Government Agency Obligations - Mortgage Backed Securities
Freddie Mac 5 Year Balloon MBS, 4.500% Due 09/01/09	895,440	888,613
Freddie Mac Gold 7 Year Balloon, 4.500% Due 06/01/11	2,401,931	2,371,156
Freddie Mac Gold 7 Year Balloon, 4.500% Due 05/01/12	462,868	456,020
Federal Home Loan Bank CMO Series 00-0582 Cl. H, 4.750% Due 10/25/10	707,476	700,138
Freddie Mac CMO Pool 2583 Class ND, 4.250% Due 12/15/10	2,340,754	2,321,444
Fannie Mae CMO Pool 2006-54 Class PE, 6.000% Due 02/25/33	1,002,868	1,020,526
Federal National Mortgage CMO Pool 2003-20 Cl. HR, 4.500% Due 10/25/16	547,539	541,350
Gov't Nat'l Mortgage Assoc CMO - POOL 2004-95 Class QA, 4.5000% Due 03/20/34	2,544,741	2,464,686
Total United States Government Agency Obligations - Mortgage Backed Securities: 18.9%		$10,763,933

Total Fixed Income - Bonds: 92.1%		$52,513,745
(Fixed Income Identified Cost $53,621,406)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 3.63% yield **		4,854,862
Total Cash Equivalents: 8.5%		$4,854,862
(Cash Equivalents Identified Cost $1,888,541)

Total Portfolio Value: 100.6%		$57,368,607
(Total Portfolio Identified Cost $55,509,947)

Other Assets Less Liabilities -0.6%		$(338,909)

Total Net Assets: 100.0%		$57,029,698

Futures Contracts	Long	Unrealized
	Contracts	Appreciation
E-mini Standard & Poors 500 expiring December 2007	745	$2,159,700
(Notional Value of $56,871,438)

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate at September 30, 2007.
(a) - Pledged as collateral on Futures Contracts

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of November 26, 2007 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date November 28, 2007

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer
Date November 28, 2007

* Print the name and title of each signing officer under his or her signature